CONVERTIBLE NOTES (Details) - USD ($)	Sep. 30, 2022	Aug. 26, 2021	Mar. 31, 2026	Sep. 30, 2024	Sep. 30, 2023	Dec. 07, 2022
CONVERTIBLE NOTES
Convertible debentures, floor price per share (in Dollars per share)			$ 17.5
Convertible Notes Payable [Member]
CONVERTIBLE NOTES
Convertible debentures, principal amount (in Dollars)		$ 12,700,000
Interest		5.00%
Exercisable period		1 year
Exercise price as a percentage of average closing price		80.00%
Convertible debentures, trading days		7
Number of shares issued upon conversion of convertible debentures (in Shares)	3,047,486
Convertible Notes Payable [Member] | Minimum [Member]
CONVERTIBLE NOTES
Convertible debentures, floor price per share (in Dollars per share)		$ 2.5
Convertible Notes 2022 [Member]
CONVERTIBLE NOTES
Principal outstanding (in Dollars)						$ 3,947,080
Discount on debt (in Dollars)						$ 678,782
Convertible Notes 2023 [Member]
CONVERTIBLE NOTES
Eeffective interest rate of debt					16.82%
Convertible Notes 2024 [Member]
CONVERTIBLE NOTES
Eeffective interest rate of debt				20.02%